PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Voya High Yield Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 93.0%
Basic Materials : 6.3%
3,155,000
(1)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 $ 3,370,928
1.0
4,065,000
(1)
Capstone Copper Corp.,
6.750%,
03/31/2033 4,164,934
1.2
2,500,000  Celanese US Holdings
LLC, 6.750%,
04/15/2033 2,527,990
0.7
3,555,000
(1)
Chemours Co., 8.000%,
01/15/2033 3,331,598
0.9
2,890,000
(1)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 2,727,904
0.8
1,250,000
(1)
New Gold, Inc., 6.875%,
04/01/2032 1,289,053
0.4
1,620,000
(1)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 1,698,421
0.5
345,000
(1)
Novelis Corp., 3.250%,
11/15/2026 339,704
0.1
840,000
(1)
Novelis Corp., 3.875%,
08/15/2031 755,454
0.2
310,000
(1)
Novelis Corp., 4.750%,
01/30/2030 297,445
0.1
1,475,000
(1)
Tronox, Inc., 4.625%,
03/15/2029 1,274,059
0.4
21,777,490
6.3
Communications : 9.2%
1,965,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,831,120
0.5
3,390,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 6.375%,
09/01/2029 3,460,364
1.0
4,895,000
(1)
Gen Digital, Inc.,
6.250%,
04/01/2033 5,038,629
1.5
3,390,000
(1)
Gray Television, Inc.,
7.000%,
05/15/2027 3,391,245
1.0
5,015,000
(1)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 4,985,215
1.4
4,070,000
(1)
Snap, Inc., 6.875%,
03/01/2033 4,178,876
1.2
2,695,000  TEGNA, Inc., 5.000%,
09/15/2029 2,576,187
0.8
2,600,000
(1)
Virgin Media Secured
Finance PLC, 5.500%,
05/15/2029 2,558,940
0.7
2,350,000
(1)
Vmed O2 UK Financing
I PLC, 7.750%,
04/15/2032 2,444,933
0.7
1,255,000
(1)
Windstream Escrow
LLC / Windstream
Escrow Finance Corp.,
8.250%,
10/01/2031 1,315,417
0.4
31,780,926
9.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical : 16.8%
1,010,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 $ 942,248
0.3
1,290,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 1,324,197
0.4
3,240,000
(1)
Adient Global
Holdings Ltd., 7.500%,
02/15/2033 3,316,111
1.0
1,115,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 1,127,211
0.3
3,135,000
(1)
Amer Sports Co.,
6.750%,
02/16/2031 3,269,586
0.9
2,475,000  American Axle &
Manufacturing, Inc.,
6.875%,
07/01/2028 2,477,918
0.7
5,180,000
(1)
Caesars Entertainment,
Inc., 6.000%,
10/15/2032 5,083,325
1.5
1,990,000
(1)
Carnival Corp., 6.000%,
05/01/2029 2,012,023
0.6
2,520,000
(1)
Garrett Motion Holdings,
Inc. / Garrett LX I Sarl,
7.750%,
05/31/2032 2,625,953
0.8
3,345,000  Goodyear Tire &
Rubber Co., 6.625%,
07/15/2030 3,414,546
1.0
2,430,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 2,499,833
0.7
425,000
(1)
International Game
Technology PLC,
4.125%,
04/15/2026 425,031
0.1
1,500,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 1,487,489
0.4
1,095,000
(1)
Lithia Motors, Inc.,
4.375%,
01/15/2031 1,041,952
0.3
480,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 383,886
0.1
1,300,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 1,241,070
0.4
715,000  MGM Resorts
International, 4.625%,
09/01/2026 714,523
0.2
585,000  MGM Resorts
International, 4.750%,
10/15/2028 578,348
0.2
310,000  MGM Resorts
International, 6.500%,
04/15/2032 315,251
0.1
77,000
(1)
NCL Corp. Ltd.,
5.875%,
03/15/2026 77,402
0.0
4,730,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 4,835,259
1.4
1,480,000  Newell Brands, Inc.,
6.375%,
09/15/2027 1,504,497
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
3,390,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 $ 3,568,690
1.0
2,745,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 2,762,942
0.8
645,000
(1)
Royal Caribbean
Cruises Ltd., 5.625%,
09/30/2031 649,344
0.2
2,615,000
(1)
SeaWorld Parks &
Entertainment, Inc.,
5.250%,
08/15/2029 2,557,502
0.7
1,370,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 1,344,284
0.4
1,675,000
(1)
Tenneco, Inc., 8.000%,
11/17/2028 1,658,195
0.5
1,895,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 1,897,244
0.5
330,000
(1)
Viking Cruises Ltd.,
7.000%,
02/15/2029 333,100
0.1
1,315,000
(1)
William Carter Co.,
5.625%,
03/15/2027 1,307,917
0.4
1,435,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 1,437,050
0.4
58,213,927
16.8
Consumer, Non-cyclical : 18.1%
3,975,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 4,120,565
1.2
1,135,000
(1)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 1,186,075
0.3
3,220,000
(1)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 3,337,896
1.0
2,480,000
(1)
DaVita, Inc., 6.750%,
07/15/2033 2,562,391
0.7
3,960,000
(1)
EquipmentShare.
com, Inc., 8.625%,
05/15/2032 4,213,202
1.2
4,100,000
(1)
Herc Holdings, Inc.,
7.250%,
06/15/2033 4,298,650
1.2
3,250,000
(1)
Insulet Corp., 6.500%,
04/01/2033 3,390,696
1.0
910,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 873,542
0.3
4,275,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 4,244,796
1.2
390,000
(1)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 401,128
0.1
765,000  New Albertsons L.P.,
7.450%,
08/01/2029 818,190
0.2
3,390,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 7.875%,
05/15/2034 3,065,571
0.9
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,090,000
(1)
Performance Food
Group, Inc., 6.125%,
09/15/2032 $ 4,188,913
1.2
1,460,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 1,474,981
0.4
910,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 875,660
0.3
770,000
(1)
Post Holdings, Inc.,
6.250%,
10/15/2034 776,298
0.2
4,140,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 4,188,094
1.2
1,465,000
(1)
Select Medical Corp.,
6.250%,
12/01/2032 1,474,714
0.4
2,165,000  Service Corp.
International, 5.750%,
10/15/2032 2,189,785
0.6
4,870,000
(1)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
6.750%,
08/15/2032 5,060,875
1.5
1,200,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 1,198,860
0.3
1,565,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,594,162
0.5
1,010,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 1,006,654
0.3
235,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 235,228
0.1
1,275,000
(1)
United Rentals North
America, Inc., 6.125%,
03/15/2034 1,314,873
0.4
1,215,000
(1)
US Foods, Inc., 5.750%,
04/15/2033 1,216,762
0.4
3,230,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 3,357,814
1.0
62,666,375
18.1
Energy : 8.0%
1,295,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 1,298,011
0.4
2,450,000
(1)
Civitas Resources, Inc.,
8.750%,
07/01/2031 2,480,280
0.7
3,130,000
(1)
CNX Resources Corp.,
7.375%,
01/15/2031 3,267,300
0.9
1,015,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 1,038,472
0.3
2,495,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 2,574,204
0.7
1,445,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 1,497,559
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
815,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 $ 818,700
0.2
545,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 550,409
0.2
1,695,000
(1)
SM Energy Co.,
7.000%,
08/01/2032 1,671,995
0.5
1,275,000
(1)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 1,305,404
0.4
3,280,000
(1)
Sunoco L.P., 6.250%,
07/01/2033 3,336,822
1.0
1,515,476
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 1,540,493
0.4
1,320,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 1,335,560
0.4
1,345,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 1,390,957
0.4
1,055,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 1,096,515
0.3
2,510,000
(1)
Weatherford
International Ltd.,
8.625%,
04/30/2030 2,588,782
0.8
27,791,463
8.0
Financial : 12.1%
1,365,000
(1)
HUB International Ltd.,
7.375%,
01/31/2032 1,429,091
0.4
6,520,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 6,708,467
1.9
1,285,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 1,306,947
0.4
3,860,000  Navient Corp., 7.875%,
06/15/2032 4,019,220
1.2
6,625,000  OneMain Finance
Corp., 7.125%,
09/15/2032 6,866,938
2.0
4,820,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 5,009,937
1.5
3,250,000
(1)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 3,335,313
1.0
750,000
(1)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 796,952
0.2
900,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 830,310
0.2
3,245,000
(1)
PRA Group, Inc.,
8.375%,
02/01/2028 3,332,209
1.0
825,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
06/15/2033 849,231
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,315,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 $ 1,362,066
0.4
4,170,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 4,271,959
1.2
1,505,000
(1)
Ryan Specialty LLC,
5.875%,
08/01/2032 1,517,802
0.4
41,636,442
12.1
Industrial : 17.2%
1,285,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 1,332,530
0.4
3,250,000
(1)
Axon Enterprise, Inc.,
6.250%,
03/15/2033 3,354,525
1.0
3,960,000
(1)
Bombardier, Inc.,
7.500%,
02/01/2029 4,160,845
1.2
4,155,000
(1)
Builders FirstSource,
Inc., 6.375%,
06/15/2032 4,273,305
1.2
4,075,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 4,271,317
1.2
720,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 711,525
0.2
4,840,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 7.875%,
12/01/2030 5,138,909
1.5
1,055,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 1,055,000
0.3
4,080,000
(1)
Mauser Packaging
Solutions Holding Co.,
7.875%,
04/15/2027 4,151,979
1.2
2,180,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 2,236,815
0.6
1,820,000
(1)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 1,872,680
0.5
3,255,000
(1)
Quikrete Holdings, Inc.,
6.750%,
03/01/2033 3,360,628
1.0
1,195,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 1,253,826
0.4
2,430,000
(1)
Stonepeak Nile
Parent LLC, 7.250%,
03/15/2032 2,577,516
0.7
3,395,000
(1)
TransDigm, Inc.,
6.375%,
05/31/2033 3,406,565
1.0
865,000
(1)
TransDigm, Inc.,
6.625%,
03/01/2032 896,697
0.3
3,495,000
(1)
TransDigm, Inc.,
7.125%,
12/01/2031 3,666,143
1.1
4,000,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 4,162,472
1.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
3,270,000
(1)
WESCO Distribution,
Inc., 6.375%,
03/15/2033 $ 3,382,135
1.0
3,905,000
(1)
XPO, Inc., 7.125%,
06/01/2031 4,097,532
1.2
59,362,944
17.2
Technology : 3.6%
1,200,000
(1)
CACI International, Inc.,
6.375%,
06/15/2033 1,239,838
0.3
3,345,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 3,378,309
1.0
1,200,000
(1)
CoreWeave, Inc.,
9.250%,
06/01/2030 1,227,820
0.3
3,535,000
(1)
McAfee Corp., 7.375%,
02/15/2030 3,341,861
1.0
3,215,000
(1)
UKG, Inc., 6.875%,
02/01/2031 3,337,813
1.0
12,525,641
3.6
Utilities : 1.7%
1,200,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 1,263,721
0.4
830,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 838,791
0.2
755,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 769,702
0.2
620,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 604,685
0.2
1,135,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 1,136,792
0.3
545,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 545,713
0.2
695,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 739,170
0.2
5,898,574
1.7
Total Corporate Bonds/
Notes
(Cost $317,305,864)
321,653,782
93.0
CONVERTIBLE BONDS/NOTES : 0.7%
Energy : 0.7%
2,500,000
(1)
Golar LNG Ltd.,
2.750%,
12/15/2030 2,571,875
0.7
Total Convertible
Bonds/Notes
(Cost $2,500,000)
2,571,875
0.7
Total Long-Term
Investments
(Cost $319,805,864)
324,225,657
93.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.3%
Commercial Paper : 0.6%
2,000,000  Virginia Electric and
Power Co.,
4.530
%,
07/18/2025 $ 1,995,540
0.6
Total Commercial Paper
(Cost $1,995,645)
1,995,540
0.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 4.7%
16,307,931
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.220%
(Cost $16,307,931) $ 16,307,931 4.7
Total Short-Term
Investments
(Cost $18,303,576)
18,303,471
5.3
Total Investments in
Securities
(Cost $338,109,440) $ 342,529,128 99.0
Assets in Excess of
Other Liabilities
3,528,868 1.0
Net Assets $ 346,057,996 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of June 30, 2025.

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya High Yield Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 321,653,782 $ — $ 321,653,782
Convertible Bonds/Notes — 2,571,875 — 2,571,875
Short-Term Investments 16,307,931 1,995,540 — 18,303,471
Total Investments, at fair value $ 16,307,931 $ 326,221,197 $ — $ 342,529,128
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,651,447
Gross Unrealized Depreciation (231,759)
Net Unrealized Appreciation $ 4,419,688